Investment in AquaBounty - Summary of Unaudited Condensed Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition Pro Forma Information [Line Items]
Net loss	$ 14,991	$ (20,490)	$ (27,890)	$ (50,937)	$ (81,874)	$ (85,280)
Net loss attributable to noncontrolling interest	449		1,114
Accretion of dividends on redeemable convertible preferred stock			(18,391)	(16,291)	(21,994)	(13,868)
Net income (loss) attributable to common shareholders	8,290	(25,959)	(45,167)	(67,228)	(103,868)	(99,148)
Net loss attributable to Intrexon common shareholders per share, basic and diluted					$ (18.77)	$ (18.92)
Pro Forma [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues						9,146
Net loss attributable to Intrexon						(89,116)
Net income (loss) attributable to common shareholders						(102,984)
Net loss attributable to Intrexon common shareholders per share, basic and diluted						$ (19.01)
AquaBounty [Member] | Pro Forma [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues		2,904	16,890	7,269
Net loss		(21,483)	(35,742)	(46,858)
Net loss attributable to noncontrolling interest		459	1,496	1,541
Net loss attributable to Intrexon		(21,024)	(34,246)	(45,317)
Accretion of dividends on redeemable convertible preferred stock		(5,469)	(18,391)	(16,291)
Net income (loss) attributable to common shareholders		$ (26,493)	$ (52,637)	$ (61,608)
Net loss attributable to Intrexon common shareholders per share, basic and diluted		$ (4.75)	$ (2.39)	$ (11.19)